CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 14,538
Prepaid expenses		434,272
Total current assets		448,810
Deferred offering costs			137,336
Investments held in trust account		276,046,127
Total assets		276,494,937	137,336
Current liabilities:
Accrued liabilities		4,054,606	1,450
Accrued offering costs		35,000	7,000
Promissory note — related party		270,000	105,336
Total current liabilities		4,359,606	113,786
Promissory note — related party			105,336
Total liabilities		39,935,706	113,786
Total liabilities		39,935,706	113,786
Commitments and contingencies (Note 10)
Stockholders’ equity:
Convertible preferred stock, $0.001 par value:
Common stock, $0.001 par value:
Additional paid-in capital		24,310	24,310
Accumulated deficit		(39,465,769)	(1,450)
Total Sarcos stockholders’ equity		(39,440,769)	23,550
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 6,900,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020		690	690
Total liabilities and stockholders’ equity		276,494,937	137,336
Warrant liability		25,916,100
Deferred underwriting fee payable		9,660,000
Class A common stock subject to possible redemption 27,600,000 and no shares at redemption value as of June 30, 2021 and December 31, 2020, respectively		276,000,000
Current assets:
Deferred offering costs			137,336
Investments held in trust account		276,046,127
Total assets		276,494,937	137,336
Common Class A [Member]
Stockholders’ equity:
Common stock, $0.001 par value:			0
Common Class B [Member]
Stockholders’ equity:
Common stock, $0.001 par value:	[1]		690
Total Sarcos stockholders’ equity			690
Sarcos Corp and Subsidiaries
Assets
Cash and cash equivalents		19,540	33,664	$ 9,195
Accounts receivable		386	1,051	916
Unbilled receivable		323	219	868
Contract assets			93	195
Inventories		1,259	707	1,148
Prepaid expenses and other current assets		1,375	693	354
Total current assets		25,682	36,334	12,676
Deferred transaction costs		2,799
Property and equipment, net		4,401	1,425	911
Other non-current assets		491	292	129
Total assets		30,574	38,051	13,716
Current liabilities:
Accounts payable		2,045	972	1,264
Accrued liabilities		1,830	1,255	771
Notes payable, current portion			1,328
Deferred revenue			57	200
Total current liabilities		3,875	3,555	2,235
Total liabilities		7,919	5,147	2,243
Notes payable, net of current portion		2,000	1,066
Other non-current liabilities		2,044	526	8
Total liabilities		7,919	5,147	2,243
Commitments and contingencies (Note 10)
Stockholders’ equity:
Additional paid-in capital		97,079	96,870	54,518
Accumulated deficit		(74,444)	(63,983)	(43,057)
Total Sarcos stockholders’ equity		22,655	32,907	11,476
Non-controlling interests			(3)	(3)
Total stockholders’ equity		22,655	32,904	11,473
Total liabilities and stockholders’ equity		30,574	38,051	13,716
Current assets:
Total assets		30,574	38,051	13,716
Sarcos Corp and Subsidiaries | Previously Reported
Assets
Prepaid expenses and other current assets			600	354
Total assets			38,051
Current liabilities:
Accrued liabilities			1,198
Total current liabilities			3,555
Total liabilities			5,147
Other non-current liabilities			526
Total liabilities			5,147
Stockholders’ equity:
Additional paid-in capital			96,870
Accumulated deficit			(63,983)
Total Sarcos stockholders’ equity			32,907
Non-controlling interests			(3)
Total stockholders’ equity			32,904	11,473
Total liabilities and stockholders’ equity			38,051
Current assets:
Total assets			38,051
Sarcos Corp and Subsidiaries | Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible preferred stock, $0.001 par value:
Sarcos Corp and Subsidiaries | Series A Preferred Stock [Member]
Stockholders’ equity:
Convertible preferred stock, $0.001 par value:		5	5	5
Sarcos Corp and Subsidiaries | Series B Preferred Stock [Member]
Stockholders’ equity:
Convertible preferred stock, $0.001 par value:		3	3	3
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member]
Stockholders’ equity:
Convertible preferred stock, $0.001 par value:		4	4
Sarcos Corp and Subsidiaries | Common Class B [Member]
Stockholders’ equity:
Common stock, $0.001 par value:		8	8	7
Total stockholders’ equity		$ 8	$ 8	$ 7

[1]	Included up to 900,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On January 14, 2021, the Company effected a stock dividend of 0.2 shares of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 6,900,000 shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the stock dividend.